Earnings per Common Share - Computation of Basic and Diluted Earnings per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic
Net income	$ 7,569	$ (3,433)	$ 3,014	$ 6,989	$ 3,981	$ 3,660	$ 3,596	$ 4,635	$ 14,139	$ 15,872	$ 17,217
Preferred stock dividends									959	1,244	1,501
Net income available to common shareholders									$ 13,180	$ 14,628	$ 15,716
Weighted average common shares outstanding for earnings per common share basic									11,971,786	9,906,856	8,010,399
Basic earnings per share	$ 0.48	$ (0.31)	$ 0.26	$ 0.65	$ 0.36	$ 0.33	$ 0.32	$ 0.47	$ 1.10	$ 1.48	$ 1.96
Diluted
Net income available to common shareholders—basic									$ 13,180	$ 14,628	$ 15,716
Preferred stock dividends on convertible preferred stock									959	1,244	1,501
Net income available to common shareholders—diluted									$ 14,139	$ 15,872	$ 17,217
Weighted average common shares outstanding for earnings per common share basic									11,971,786	9,906,856	8,010,399
Add: dilutive effects of convertible preferred shares									1,883,921	2,445,760	2,940,562
Average shares and dilutive potential common shares outstanding—diluted									13,855,707	12,352,616	10,950,961
Diluted earnings per share	$ 0.45	$ (0.31)	$ 0.24	$ 0.55	$ 0.30	$ 0.29	$ 0.29	$ 0.40	$ 1.02	$ 1.28	$ 1.57